Intangible assets - Additional information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 753,224	$ 772,640	$ 949,355
Intangible impairment loss	$ 0	73,733	21,430
Addition In Impairment of Intangible Assets and Goodwill			3,535
Trade names [member]
Disclosure of detailed information about intangible assets [line items]
Intangible impairment loss			11,756
Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible impairment loss		$ 73,733	$ 6,139